Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Key Management Personnel Compensation
Short-term employee benefits	$ 867,054	$ 952,406	$ 570,256
Post-employment benefits	29,213	32,300	32,087
Long-term benefits	3,610	3,652
Share-based payments	73,088	1,296,400	59,975
Total Key Management Personnel Compensation	$ 972,965	$ 2,284,758	$ 662,318